Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of computation of earnings per share

	For the Year Ended December 31,
	2020	2021	2022
Numerator:
Net loss	(5,304,082)	(4,016,949)	(14,437,104)
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(6,586,579)	(279,355)
Net loss attributable to non-controlling interests	4,962	31,219	157,014
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(5,610,790)	(10,572,309)	(14,559,445)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,182,660,948	1,572,702,112	1,636,999,280
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(4.74)	(6.72)	(8.89)

Schedule of weighted average numbers of ordinary shares outstanding

	For the Year Ended December 31,
	2020	2021	2022
Restricted shares	—	1,358,110	4,051,753
Outstanding weighted average options granted	52,558,756	56,768,907	55,132,378
Convertible notes	183,942,782	45,323,169	37,671,003
Total	236,501,538	103,450,186	96,855,134